Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Trading Symbol	evmft
Document Creation Date	Aug. 13, 2018
Document Effective Date	Aug. 13, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Multi-Strategy All Market Fund | Class A
Risk/Return:
Trading Symbol	EAAMX
Eaton Vance Multi-Strategy All Market Fund | Class C
Risk/Return:
Trading Symbol	ECAMX
Eaton Vance Multi-Strategy All Market Fund | Class I
Risk/Return:
Trading Symbol	EIAMX